Weighted Average Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis

The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31	December 31
	2018	2017
	#	#

Basic shares outstanding	113,733,118	113,991,507
Share options (dilutive effect of 507,066 options; 2017 – 4,426,237 options)	89,200	361,413

Diluted shares	113,822,318	114,352,920